UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7083

Name of Fund:  MuniYield Arizona Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield Arizona Fund, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniYield Arizona Fund, Inc.

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Arizona - 122.6%

       NR*      NR*     $1,650   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                                 Refunding Bonds, AMT, Junior Sub-Series, 6.30% due 12/01/2008                   $    1,685

                                 Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C.
                                 Lincoln Health Network):
       BBB      NR*        500       6.875% due 12/01/2020                                                              542
       BBB      NR*        625       7% due 12/01/2025                                                                  669

       BBB+     Baa1     1,785   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                 Series A, 6.625% due 7/01/2020                                                       1,947

       AAA      Aaa      3,000   Arizona School Facilities Board, State School Improvement Revenue Bonds,
                                 5.50% due 7/01/2017                                                                  3,310

                                 Arizona State University Revenue Bonds(e):
       AAA      Aaa      1,500       5.75% due 7/01/2027                                                              1,620
       AAA      NR*      4,335       DRIVERS, Series 270, 9.641% due 7/01/2021(l)                                     5,119

                                 Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding
                                 Bonds, AMT:
       NR*      A2       3,285       Junior Subordinated Series B-1, 6.15% due 5/01/2029                              3,483
       NR*      Aaa      1,000       Senior-Series A-1, 5.90% due 5/01/2024                                           1,052

                                 Arizona Tourism and Sports Authority, Tax Revenue Bonds:
       NR*      Baa1     1,000       (Baseball Training Facilities Project), 5% due 7/01/2016                         1,014
       NR*      Aaa      2,000       (Multi-Purpose Stadium Facility), Series A, 5.375% due 7/01/2023(b)              2,127

       AAA      NR*        500   Glendale, Arizona, Development Authority, Educational Facilities Revenue
                                 Refunding Bonds (American Graduate School International), 5.875% due
                                 7/01/2015(c)                                                                           533

       BBB      Baa1     2,405   Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health
                                 Corporation), 6.125% due 4/01/2018                                                   2,499

       AAA      Aaa      2,400   Maricopa County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds
                                 (Samaritan Health Services), Series A, 7% due 12/01/2016(b)(d)                       2,987

                                 Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds:
       AAA      Aaa      1,000       (Metro Gardens - Mesa Ridge Apartments Project), Series 1999A, 5.15% due
                                     7/01/2029(b)                                                                     1,005
       AAA      NR*      2,395       (Place Five and Greenery Apartments), Series A, 6.625% due 1/01/2027(d)          2,723



Portfolio Abbreviations

To simplify the listings of MuniYield Arizona Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family


MuniYield Arizona Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Arizona (concluded)

       AAA      NR*     $  955   Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 1B,
                                 6.25% due 9/01/2032(f)(i)                                                       $      973

                                 Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding,
                                 Series A:
       BB+      Ba1      1,000       (El Paso Electric Company Project), 6.25% due 5/01/2037                          1,031
       BBB      Baa2       500       (Public Service Company of New Mexico Project), 5.75% due 11/01/2022               503
       BBB      Baa2     1,485       (Public Service Company of New Mexico Project), 6.30% due 12/01/2026             1,547

       AAA      NR*      2,250   Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds,
                                 RIB, Series 511X, 9.64% due 7/01/2014(a)(l)                                          2,725

       AA       Aa2      1,825   Maricopa County, Arizona, Scottsdale Unified School District Number 48, GO,
                                 6.60% due 7/01/2012                                                                  2,196

       AAA      Aaa        500   Maricopa County, Arizona, Tempe Elementary Unified School District Number 3,
                                 GO, Refunding, 7.50% due 7/01/2010(e)                                                  610

       NR*      Baa2     1,000   Maricopa County, Arizona, Unified School District Number 090, School
                                 Improvement, GO (Saddle Mountain), Series A, 5% due 7/01/2014                        1,030

                                 Mesa, Arizona, IDA, Revenue Bonds (Discovery Health Systems), Series A(b):
       AAA      Aaa      1,000       5.875% due 1/01/2014                                                             1,118
       AAA      Aaa      1,500       5.625% due 1/01/2015                                                             1,648

       AAA      Aaa      1,000   Mesa, Arizona, Utility System Revenue Bonds, 6.125% due 7/01/2007(e)(k)              1,115

       NR*      NR*      1,000   Navajo County, Arizona, IDA, IDR (Stone Container Corporation Project), AMT,
                                 7.40% due 4/01/2026                                                                  1,006

       AAA      Aaa      4,500   Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2034(e)             4,774

       AAA      Aaa      2,500   Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue
                                 Refunding Bonds, Junior Lien, 5.50% due 7/01/2020(e)                                 2,719

       AA+      NR*      1,750   Phoenix, Arizona, GO, Refunding, DRIVERS, Series 173, 13.62% due
                                 7/01/2008(l)                                                                         2,352

       NR*      Aaa      2,500   Phoenix, Arizona, IDA, Revenue Bonds (Camelback Crossing), 6.35% due
                                 9/20/2035(i)                                                                         2,674

       AAA      NR*        775   Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 1A, 6.25%
                                 due 9/01/2032(f)(i)                                                                    790

                                 Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series C:
       NR*      Baa3       750       6.70% due 7/01/2021                                                                767
       NR*      Baa3     1,000       6.75% due 7/01/2031                                                              1,014

       AAA      Aaa      1,000   Pima County, Arizona, IDA, Revenue Refunding Bonds (Health Partners), Series
                                 A, 5.625% due 4/01/2014(b)                                                           1,090

       AAA      NR*        705   Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT, Series
                                 A-1, 6.20% due 11/01/2030(f)(g)                                                        743

       AAA      Aaa      3,050   Pima County, Arizona, Unified School District Number 1, Tucson, GO,
                                 Refunding, 7.50% due 7/01/2009(e)                                                    3,651

       AAA      Aaa      1,000   Scottsdale, Arizona, GO, 6.25% due 7/01/2009(k)                                      1,149

       BBB+     A3       2,250   Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Healthcare),
                                 5.80% due 12/01/2031                                                                 2,270

       AAA      Aaa      1,500   South Campus Group LLC, Arizona, Student Housing Revenue Bonds (Arizona State
                                 University South Campus Project), Series 2003, 5.625% due 9/01/2035(b)               1,598

                                 Tucson and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds
                                 (Mortgage-Backed Securities Program), AMT, Series A-1(g):
       AAA      NR*      1,025       6% due 7/01/2021(f)                                                              1,043
       AAA      NR*        420       6.20% due 1/01/2034                                                                425

       AA       NR*      1,500   Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care
                                 Tucson Inc. Project), Series A, 6.125% due 7/01/2024(j)                              1,643

       NR*      NR*      1,000   Vistancia, Arizona, Community Facilities District, GO, 6.75% due 7/15/2022           1,020

       NR*      Baa2     2,000   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai
                                 Regional Medical Center), Series A, 6% due 8/01/2033                                 2,018


Puerto Rico - 18.5%

       AAA      Aaa        500   Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 10.09% due
                                 7/01/2016(b)(l)                                                                        629

                                 Puerto Rico Commonwealth, Highway and Transportation Authority,
                                 Transportation Revenue Refunding Bonds:
       A        Baa1     1,000       Series D, 5.75% due 7/01/2041                                                    1,056
       A        Aaa      1,000       Series J, 5.50% due 7/01/2023                                                    1,061

                                 Puerto Rico Electric Power Authority, Power Revenue Bonds:
       A-       A3       1,000       Series NN, 5.125% due 7/01/2024                                                  1,014
       A-       A3       1,500       Series NN, 5.125% due 7/01/2029                                                  1,502
       AAA      Aaa        695       Trust Receipts, Class R, Series 16 HH, 10.07% due 7/01/2013(h)(l)                  893

       NR*      Aaa        750   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, RIB,              825
                                 Series 449X, 9.69% due 7/01/2016(a)(l)

       NR*      Baa3     2,000   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                                 6.625% due 6/01/2026                                                                 2,075

       A-       Baa1     2,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series I, 5.25% due 7/01/2033                                                 2,018

       BBB+     Baa2       835   Puerto Rico Public Finance Corporation Revenue Bonds, Commonwealth
                                 Appropriation, Series E, 5.70% due 2/01/2010(k)                                        942


Virgin Islands -  1.8%

       BBB      NR*      1,000   Virgin Islands Public Finance Authority, Revenue Refunding Bonds (Gross
                                 Receipts Taxes Loan Note), Series A, 6.375% due 10/01/2019                           1,118

                                 Total Municipal Bonds (Cost - $88,161) - 142.9%                                     92,690



                        Shares
                          Held                          Short-Term Securities
                         1,712   CMA Arizona Municipal Money Fund(m)                                                  1,712

                                 Total Short-Term Securities (Cost - $1,712) - 2.6%                                   1,712

       Total Investments (Cost - $89,873**) - 145.5%                                                                 94,402
       Other Assets Less Liabilities - 1.2%                                                                             789
       Preferred Stock, at Redemption Value - (46.7%)                                                              (30,301)
                                                                                                                 ----------
       Net Assets Applicable to Common Stock - 100.0%                                                            $   64,890
                                                                                                                 ==========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) Connie Lee Insured.

(d) Escrowed to maturity.

(e) FGIC Insured.

(f) FHLMC Collateralized.

(g) FNMA/GNMA Collateralized.

(h) FSA Insured.

(i) GNMA Collateralized.

(j) Radian Insured.

(k) Prerefunded.

(l) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(m) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                  (in Thousands)

                                           Net          Dividend
Affiliate                                Activity        Income

CMA Arizona Municipal Money Fund           910            $  6


* Not Rated.

** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                 (in Thousands)

Aggregate cost                                      $    89,882
                                                    ===========
Gross unrealized appreciation                       $     4,760
Gross unrealized depreciation                             (240)
                                                    -----------
Net unrealized appreciation                         $     4,520
                                                    ===========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Arizona Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Arizona Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Arizona Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniYield Arizona Fund, Inc.


Date: September 17, 2004